                       [LOGO OF EXCELSIOR APPEARS HERE]



                        INTERNATIONAL EQUITY PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    4
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    6
 Pacific/Asia Fund........................................................    9
 Pan European Fund........................................................   12
 Latin America Fund (formerly Emerging Americas Fund).....................   15
NOTES TO FINANCIAL STATEMENTS.............................................   17

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

                                                                        LATIN
                                                                       AMERICA
                                                                         FUND
                                                                      (FORMERLY
                                                            PAN        EMERGING
                            INTERNATIONAL PACIFIC/ASIA    EUROPEAN     AMERICAS
                                FUND          FUND          FUND        FUND)
                            ------------- ------------  ------------ ------------
  ASSETS:
   Investments, at cost --
     see accompanying
    portfolios............  $153,166,354  $99,766,478   $147,258,322 $ 89,993,951
                            ============  ===========   ============ ============
   Investments, at value
    (Note 1)..............  $180,446,684  $87,658,825   $180,424,768 $119,169,264
   Cash...................       266,606          --         406,404       32,169
   Foreign currency (cost
    $110,076).............           --           --             --       109,158
   Dividends receivable...       338,376      369,741        285,597      222,743
   Interest receivable....        41,421       40,818         70,658       10,559
   Receivable for
    investments sold......     2,457,943      291,521      2,273,607          --
   Receivable for fund
    shares sold...........        96,898      209,841        323,749      306,369
   Withholding tax
    receivable............        90,513        3,956        146,522          --
   Prepaid expenses.......         1,796        1,418          1,729        1,073
   Unamortized
    organization costs
    (Note 5)..............           --         1,078          1,078        1,078
                            ------------  -----------   ------------ ------------
    TOTAL ASSETS..........   183,740,237   88,577,198    183,934,112  119,852,413
  LIABILITIES:
   Payable for investments
    purchased.............       316,742          --         942,398          --
   Payable for fund shares
    redeemed..............        13,689      220,461          4,867       49,414
   Investment advisory
    fees payable (Note
    2)....................       141,138       72,466        135,780       88,373
   Administration fees
    payable (Note 2)......        28,995       14,884         28,340       18,423
   Administrative service
    fees payable (Note
    2)....................        10,762        7,385          9,782        7,619
   Directors' fees payable
    (Note 2)..............         1,541        1,167          1,241          962
   Foreign taxes payable..           --           --             --        52,589
   Due to custodian bank..           --       125,759            --           --
   Accrued expenses and
    other payables........        45,451       51,368         46,613       33,224
                            ------------  -----------   ------------ ------------
    TOTAL LIABILITIES.....       558,318      493,490      1,169,021      250,604
                            ------------  -----------   ------------ ------------
  NET ASSETS..............  $183,181,919  $88,083,708   $182,765,091 $119,601,809
                            ============  ===========   ============ ============
  NET ASSETS consist of:
   Undistributed net
    investment income.....  $    513,849  $   166,487   $    332,173 $    390,472
   Accumulated net
    realized gain on
    investments and
    foreign currency
    translations..........     4,993,476    1,512,100     10,281,619    1,410,084
   Unrealized appreciation
    (depreciation) of
    investments and
    foreign currency
    translations..........    27,274,756  (12,140,956)    33,156,845   29,167,984
   Par value (Note 4).....        14,136       10,668         14,500        9,581
   Paid-in capital in
    excess of par value...   150,385,702   98,535,409    138,979,954   88,623,688
                            ------------  -----------   ------------ ------------
    TOTAL NET ASSETS......  $183,181,919  $88,083,708   $182,765,091 $119,601,809
                            ============  ===========   ============ ============
   Shares of Common Stock
    Outstanding...........    14,136,448   10,668,344     14,499,716    9,581,539
  NET ASSET VALUE PER
   SHARE..................        $12.96        $8.26         $12.60       $12.48

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                           LATIN
                                                                          AMERICA
                                                                           FUND
                                                                         (FORMERLY
                                                               PAN       EMERGING
                               INTERNATIONAL PACIFIC/ASIA   EUROPEAN     AMERICAS
                                   FUND          FUND         FUND         FUND)
                               ------------- ------------  -----------  -----------
  INVESTMENT INCOME:
   Dividend income...........   $ 1,662,741  $    857,250  $ 1,576,298  $ 1,065,173
   Interest income...........       293,451       175,024      108,231       73,486
   Less: Foreign taxes
    withheld.................      (209,175)      (95,709)    (240,911)      (9,187)
                                -----------  ------------  -----------  -----------
    TOTAL INCOME.............     1,747,017       936,565    1,443,618    1,129,472
  EXPENSES:
   Investment advisory fees
    (Note 2).................       816,430       493,934      763,743      497,290
   Administration fees (Note
    2).......................       163,286        98,787      152,755       99,458
   Administrative servicing
    fees (Note 2)............        56,365        33,634       44,181       32,917
   Shareholder servicing
    agent fees...............        25,891        19,938       14,539       15,445
   Custodian fees............       129,374        76,480      118,269       77,143
   Registration and filing
    fees.....................         6,389         5,074        6,406        6,505
   Legal and audit fees......         9,445         6,012        8,567        5,470
   Directors' fees and
    expenses (Note 2)........         3,376         2,326        3,061        1,931
   Shareholder reports.......         7,870         4,727        7,278        4,494
   Foreign taxes expense.....           --            --           --           755
   Amortization of
    organization costs (Note
    5).......................           --          2,093        2,093        2,093
   Miscellaneous expenses....         5,845         5,042        7,659        2,874
                                -----------  ------------  -----------  -----------
    TOTAL EXPENSES...........     1,224,271       748,047    1,128,551      746,375
   Fees waived by investment
    adviser and
    administrators (Note 2)..       (56,365)      (33,634)     (44,181)     (32,917)
                                -----------  ------------  -----------  -----------
    NET EXPENSES.............     1,167,906       714,413    1,084,370      713,458
                                -----------  ------------  -----------  -----------
  NET INVESTMENT INCOME......       579,111       222,152      359,248      416,014
                                -----------  ------------  -----------  -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss):
    Security transactions....     2,939,609     1,571,142    2,666,005    6,031,211
    Foreign currency
     transactions............       (58,178)      (55,725)     (75,464)     (94,600)
                                -----------  ------------  -----------  -----------
   Total net realized gain...     2,881,431     1,515,417    2,590,541    5,936,611
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................    17,406,589   (10,994,838)  19,752,223   19,892,726
                                -----------  ------------  -----------  -----------
  NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS...............    20,288,020    (9,479,421)  22,342,764   25,829,337
                                -----------  ------------  -----------  -----------
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS................   $20,867,131  $ (9,257,269) $22,702,012  $26,245,351
                                ===========  ============  ===========  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 LATIN
                                                                                                AMERICA
                                                                                                  FUND
                                                                                               (FORMERLY
                                                                                    PAN         EMERGING
                                                   INTERNATIONAL  PACIFIC/ASIA    EUROPEAN      AMERICAS
                                                       FUND           FUND          FUND         FUND)
                                                   -------------  ------------  ------------  ------------
  SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
  Net investment income..........................  $    579,111   $   222,152   $    359,248  $    416,014
  Net realized gain on investments and foreign
   currency transactions.........................     2,881,431     1,515,417      2,590,541     5,936,611
  Change in unrealized appreciation/depreciation
   of investments and foreign currency
   translations during the period................    17,406,589   (10,994,838)    19,752,223    19,892,726
                                                   ------------   -----------   ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations...............................    20,867,131    (9,257,269)    22,702,012    26,245,351
  Distributions to shareholders:
   From net investment income....................       (69,446)          --         (12,080)       (5,486)
   In excess of net investment income............           --            --             --            --
   From net realized gain on investments.........           --            --             --            --
   In excess of net realized gain on
    investments..................................           --            --             --            --
  Increase in net assets from fund share
   transactions (Note 4).........................    35,569,096     7,395,980     38,083,660    22,462,085
                                                   ------------   -----------   ------------  ------------
  Net increase in net assets.....................    56,366,781    (1,861,289)    60,773,592    48,701,950
  NET ASSETS:
   Beginning of period...........................   126,815,138    89,944,997    121,991,499    70,899,859
                                                   ------------   -----------   ------------  ------------
   End of period (1).............................  $183,181,919   $88,083,708   $182,765,091  $119,601,809
                                                   ============   ===========   ============  ============
 --------
   (1) Including undistributed net investment
       income....................................  $    513,849   $   166,487   $    332,173  $    390,472
                                                   ============   ===========   ============  ============
  YEAR ENDED MARCH 31, 1997
  Net investment income..........................  $    757,068   $   594,891   $    847,849  $    268,775
  Net realized gain on investments and foreign
   currency transactions.........................     3,264,752       726,826      8,430,147     2,335,031
  Change in unrealized appreciation/depreciation
   of investments and foreign currency
   translations during the year..................     2,694,849    (6,021,214)     7,055,247    10,692,877
                                                   ------------   -----------   ------------  ------------
  Net increase (decrease) in net assets resulting
   from operations...............................     6,716,669    (4,699,497)    16,333,243    13,296,683
  Distributions to shareholders:
   From net investment income....................      (979,932)     (609,545)      (742,102)     (287,871)
   In excess of net investment income............           --        (55,665)       (14,995)      (20,056)
   From net realized gain on investments.........    (1,733,863)   (1,359,412)    (1,679,580)          --
   In excess of net realized gain on
    investments..................................           --         (3,317)           --            --
  Increase in net assets from fund share
   transactions (Note 4).........................    24,961,768    20,480,180     60,179,089    14,751,385
                                                   ------------   -----------   ------------  ------------
  Net increase in net assets.....................    28,964,642    13,752,744     74,075,655    27,740,141
  NET ASSETS:
   Beginning of year.............................    97,850,496    76,192,253     47,915,844    43,159,718
                                                   ------------   -----------   ------------  ------------
   End of year (2)...............................  $126,815,138   $89,944,997   $121,991,499  $ 70,899,859
                                                   ============   ===========   ============  ============
 --------
   (2) Including undistributed (distributions in
       excess of) net investment income..........  $      4,184   $   (55,665)  $    (14,995) $    (20,056)
                                                   ============   ===========   ============  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS
 For a Fund share outstanding throughout each period.

                           NET ASSET    NET      NET REALIZED             DIVIDENDS      DIVIDENDS
                            VALUE,   INVESTMENT AND UNREALIZED TOTAL FROM  FROM NET     IN EXCESS OF
                           BEGINNING   INCOME   GAIN (LOSS) ON INVESTMENT INVESTMENT   NET INVESTMENT
                           OF PERIOD   (LOSS)    INVESTMENTS   OPERATIONS   INCOME         INCOME
                           --------- ---------- -------------- ---------- ----------   --------------
  INTERNATIONAL FUND -- (7/21/87*)
   Year Ended March 31,
   1993...................  $ 8.27     $ 0.15       $ 0.25       $ 0.40    $ (0.01)           --
   1994...................    8.66       0.05         1.88         1.93      (0.02)        $(0.12)
   1995...................   10.44       0.10        (0.29)       (0.19)       --           (0.11)
   1996...................    9.82       0.10         1.15         1.25      (0.08)         (0.01)
   1997...................   10.91       0.09         0.63         0.72      (0.10)           --
   Six Months Ended
    September 30, 1997
    (Unaudited)              11.34       0.04         1.59         1.63      (0.01)           --
  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................  $ 7.00        --        $ 0.54       $ 0.54        --             --
   1994...................    7.54     $ 0.08         2.81         2.89    $ (0.05)        $(0.06)
   1995...................   10.04       0.08        (0.58)       (0.50)     (0.03)         (0.23)
   1996...................    8.45       0.12         1.33         1.45      (0.09)         (0.01)
   1997...................    9.78       0.07        (0.53)       (0.46)     (0.07)           -- +++
   Six Months Ended
    September 30, 1997
    (Unaudited)               9.09       0.02        (0.85)       (0.83)       --             --
  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................  $ 7.00        --        $ 0.34       $ 0.34        --             --
   1994...................    7.34     $ 0.03         0.70         0.73        --          $(0.04)
   1995...................    8.03       0.09         0.25         0.34    $ (0.09)           --
   1996...................    8.19       0.11         1.35         1.46      (0.10)           --
   1997...................    9.19       0.11         2.01         2.12      (0.10)           -- +++
   Six Months Ended
    September 30, 1997
    (Unaudited)              10.94       0.03         1.63         1.66        -- +++         --
  LATIN AMERICA FUND -- (12/31/92*)
   (formerly Emerging
    Americas Fund)
   Year Ended March 31,
   1993...................  $ 7.00        --        $ 0.12       $ 0.12        --             --
   1994...................    7.12     $ 0.05         2.24         2.29    $ (0.03)        $(0.02)
   1995...................    9.30       0.01        (2.56)       (2.55)       --           (0.17)
   1996...................    5.86       0.10         1.49         1.59      (0.04)         (0.04)
   1997...................    7.37       0.05         2.09         2.14      (0.05)           -- +++
   Six Months Ended
    September 30, 1997
    (Unaudited)               9.46       0.04         2.98         3.02        -- +++         --

  * Commencement of operations.
 ** Annualized.
*** Not Annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Total return data, for periods prior to March 31, 1997, does not reflect the sales load payable on purchases of shares. The sales load was eliminated effective February 14, 1997.
+++ Amount represents less than $0.01 per share.
  # For fiscal years beginning on or after September 1, 1995 a fund is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                       See Notes to Financial Statements

                                                   DISTRIBUTIONS
                                                     IN EXCESS
                                   DISTRIBUTIONS      OF NET                                          NET ASSETS,
                                      FROM NET       REALIZED                  NET ASSET                END OF
                                   REALIZED GAIN      GAIN ON        TOTAL     VALUE, END  TOTAL        PERIOD
                                   ON INVESTMENTS   INVESTMENTS  DISTRIBUTIONS OF PERIOD  RETURN++       (000)
                                   --------------  ------------- ------------- ---------- --------    -----------
  INTERNATIONAL FUND --  (7/21/87*)
   Year Ended March 31,
   1993...................                --             --         $(0.01)      $ 8.66     4.85 %     $ 30,374
   1994...................             $(0.01)           --          (0.15)       10.44    22.34 %       55,737
   1995...................              (0.32)           --          (0.43)        9.82    (1.93)%       64,052
   1996...................              (0.07)           --          (0.16)       10.91    12.77 %       97,850
   1997...................              (0.19)           --          (0.29)       11.34     6.78 %      126,815
   Six Months Ended
    September 30, 1997
    (Unaudited)                           --             --          (0.01)       12.96    14.33 %***   183,182
  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................                --             --            --        $ 7.54     7.71 %***  $  9,665
   1994...................             $(0.28)           --         $(0.39)       10.04    38.11 %       53,027
   1995...................              (0.83)           --          (1.09)        8.45    (5.89)%       47,617
   1996...................              (0.02)           --          (0.12)        9.78    17.22 %       76,192
   1997...................              (0.16)           -- +++      (0.23)        9.09    (4.80)%       89,945
   Six Months Ended
    September 30, 1997
    (Unaudited)                           --             --            --          8.26    (9.13)%***    88,084
  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................                --             --            --        $ 7.34     4.86 %***  $  3,797
   1994...................                --             --         $(0.04)        8.03    10.05 %       36,675
   1995...................             $(0.09)           --          (0.18)        8.19     4.33 %       39,977
   1996...................              (0.36)           --          (0.46)        9.19    18.25 %       47,916
   1997...................              (0.27)           --          (0.37)       10.94    23.76 %      121,991
   Six Months Ended
    September 30, 1997
    (Unaudited)                           --             --            -- +++     12.60    15.27 %***   182,765
  LATIN AMERICA FUND -- (12/31/92*)
   (formerly Emerging
    Americas Fund)
   Year Ended March 31,
   1993...................                --             --            --        $ 7.12     1.71 %***  $  3,830
   1994...................             $(0.06)           --         $(0.11)        9.30    32.25 %       39,282
   1995...................                --          $(0.72)        (0.89)        5.86   (30.47)%       27,344
   1996...................                --             --          (0.08)        7.37    27.29 %       43,160
   1997...................                --             --          (0.05)        9.46    29.09 %       70,900
   Six Months Ended
    September 30, 1997
    (Unaudited)                           --             --            -- +++     12.48    31.93 %***   119,602

                                             RATIO OF NET RATIO OF GROSS RATIO OF NET
                                            OPERATING     OPERATING     INVESTMENT                        AVERAGE
                                             EXPENSES      EXPENSES    INCOME (LOSS) PORTFOLIO  FEE        BROKER
                                            TO AVERAGE    TO AVERAGE    TO AVERAGE   TURNOVER  WAIVERS    COMMISSION
                                            NET ASSETS   NET ASSETS+    NET ASSETS     RATE   (NOTE 2)     RATE#
                                           ------------ -------------- ------------- ------------------- ----------
  INTERNATIONAL FUND --  (7/21/87*)
   Year Ended March 31,
   1993...................                    1.50%         1.50%          1.27 %       31%      --           N/A
   1994...................                    1.53%         1.53%          0.18 %       64%      --           N/A
   1995...................                    1.47%         1.53%          0.71 %       66%    $0.01          N/A
   1996...................                    1.40%         1.50%          0.82 %       39%     0.01          N/A
   1997...................                    1.43%         1.51%          0.70 %      116%     0.01      $0.0123
   Six Months Ended
    September 30, 1997
    (Unaudited)                               1.43%**       1.50%**        0.71 %**     25%**    -- +++    0.0324
  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................                    1.67%**       2.00%**        0.27 %**      1%**    --           N/A
   1994...................                    1.53%         1.77%          0.54 %       68%    $0.04          N/A
   1995...................                    1.47%         1.52%          0.85 %       69%     0.01          N/A
   1996...................                    1.43%         1.51%          1.12 %       29%     0.01          N/A
   1997...................                    1.45%         1.52%          0.69 %      126%     0.01      $0.0094
   Six Months Ended
    September 30, 1997
    (Unaudited)                               1.45%**       1.52%**        0.45 %**     32%**    -- +++    0.0180
  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................                    1.67%**       3.13%**       (0.33)%**      9%**  $0.02          N/A
   1994...................                    1.61%         1.72%          0.06 %       30%     0.05          N/A
   1995...................                    1.51%         1.57%          1.11 %       47%      --           N/A
   1996...................                    1.46%         1.55%          1.28 %       42%     0.01          N/A
   1997...................                    1.45%         1.52%          1.23 %       82%     0.01      $0.0012
   Six Months Ended
    September 30, 1997
    (Unaudited)                               1.42%**       1.48%**        0.47 %**     26%**    -- +++    0.0025
  LATIN AMERICA FUND -- (12/31/92*)
   (formerly Emerging
    Americas Fund)
   Year Ended March 31,
   1993...................                    1.67%**       2.56%**       (0.04)%**     76%**  $0.02          N/A
   1994...................                    1.49%         1.71%          0.29 %       51%     0.03          N/A
   1995...................                    1.50%         1.57%          0.06 %       69%     0.01          N/A
   1996...................                    1.48%         1.57%          1.12 %       54%     0.01          N/A
   1997...................                    1.48%         1.56%          0.50 %       73%     0.01      $0.0005
   Six Months Ended
    September 30, 1997
    (Unaudited)                               1.43%**       1.50%**        0.84 %**     72%**    -- +++    0.0004

  * Commencement of operations.
 ** Annualized.
*** Not Annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Total return data, for periods prior to March 31, 1997, does not reflect the sales load payable on purchases of shares. The sales load was eliminated effective February 14, 1997.
+++ Amount represents less than $0.01 per share.
  # For fiscal years beginning on or after September 1, 1995 a fund is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INTERNATIONAL FUND



                                                                        VALUE
  SHARES                                                               (NOTE 1)
 ---------                                                            ----------
 COMMON STOCKS -- 94.06%
           FRANCE -- 13.52%
    67,942 AXA-UAP.................................................   $4,557,714
     5,259 Carrefour S.A. .........................................    3,277,014
    19,272 Compagnie Generale des Eaux.............................    2,267,294
    12,740 Dassault Systemes S.A. .................................      815,978
    27,242 Elf Aquitaine S.A. .....................................    3,636,552
    45,644 +SGS-Thomson Microelectronics N.V. .....................    4,300,522
    28,280 Technip S.A. ...........................................    3,593,986
    20,258 Total S.A., Class B.....................................    2,318,419
                                                                      ----------
                                                                      24,767,479
                                                                      ----------
           JAPAN -- 11.25%
    83,000 Canon, Inc. ............................................    2,427,423
   180,080 Credit Saison Co. Ltd. .................................    4,893,640
       209 DDI Corp. ..............................................    1,049,329
    94,000 Denso Corp. ............................................    2,281,856
    27,000 Rohm Co. ...............................................    3,176,471
    51,800 Sony Corp. .............................................    4,892,461
   196,000 Suzuki Motor Co. Ltd. ..................................    1,883,679
                                                                      ----------
                                                                      20,604,859
                                                                      ----------
           UNITED KINGDOM & POSSESSIONS -- 8.63%
   242,218 Airtours plc............................................    4,117,972
   223,806 Granada Group plc.......................................    3,162,366
   202,000 Serco Group plc.........................................    2,720,659
   288,509 Siebe plc...............................................    5,803,128
                                                                      ----------
                                                                      15,804,125
                                                                      ----------
           GERMANY -- 8.06%
     8,513 GEA AG..................................................    3,035,195
    12,929 SAP AG..................................................    3,321,882
    25,405 SGL Carbon AG...........................................    3,709,389
    69,625 Siemens AG..............................................    4,694,861
                                                                      ----------
                                                                      14,761,327
                                                                      ----------
           AUSTRALIA -- 5.54%
   182,726 Brambles Industries Ltd. ...............................    3,809,746
 1,300,000 Burns, Philp & Co. Ltd. ................................      961,615
   314,402 F.H. Faulding & Co. Ltd. ...............................    1,881,036
   147,066 Lend Lease Corp. Ltd. ..................................    3,497,234
                                                                      ----------
                                                                      10,149,631
                                                                      ----------
           SWITZERLAND -- 5.16%
       141 Lindt & Spruengli AG....................................    2,773,452

                                                                        VALUE
  SHARES                                                               (NOTE 1)
 ---------                                                            ----------
 COMMON STOCKS -- (CONTINUED)
           SWITZERLAND -- (CONTINUED)
     3,264 Novartis AG (Registered)................................   $5,005,997
       189 Roche Holding AG........................................    1,676,823
                                                                      ----------
                                                                       9,456,272
                                                                      ----------
           SWEDEN -- 4.30%
   260,330 ABB AB, Class A.........................................    3,689,581
    98,366 Autoliv AB..............................................    4,180,555
                                                                      ----------
                                                                       7,870,136
                                                                      ----------
           FINLAND -- 3.99%
    45,810 Oy Nokia AB, Class A....................................    4,358,154
   180,783 Valmet Corp. ...........................................    2,957,658
                                                                      ----------
                                                                       7,315,812
                                                                      ----------
           NETHERLANDS -- 3.98%
    90,780 ING Groep N.V. .........................................    4,169,074
    23,187 Wolters Kluwer N.V. ....................................    3,127,018
                                                                      ----------
                                                                       7,296,092
                                                                      ----------
           BRAZIL -- 3.75%
    81,477 Eletrobras ADR..........................................    2,134,380
 4,480,000 Petrobras...............................................    1,276,027
    26,829 Telebras ADR............................................    3,454,234
                                                                      ----------
                                                                       6,864,641
                                                                      ----------
           HONG KONG -- 3.63%
    92,700 HSBC Holdings plc.......................................    3,102,979
   264,000 Swire Pacific Ltd., Class A.............................    2,021,583
   431,000 Television Broadcasts Ltd. .............................    1,526,255
                                                                      ----------
                                                                       6,650,817
                                                                      ----------
           CANADA -- 3.37%
   154,700 Bombardier, Inc., Class B...............................    3,134,752
    14,300 Northern Telecom Ltd. ..................................    1,492,817
    64,000 Thomson Corp. ..........................................    1,553,915
                                                                      ----------
                                                                       6,181,484
                                                                      ----------
           ITALY -- 3.05%
   432,125 Edison S.p.A. ..........................................    2,326,943
 1,558,432 Telecom Italia S.p.A. ..................................    3,252,003
                                                                      ----------
                                                                       5,578,946
                                                                      ----------
           SPAIN -- 3.03%
   180,365 Banco Bilbao Vizcaya, S.A. (Registered).................    5,554,062
                                                                      ----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)




                                                           VALUE
  SHARES                                                  (NOTE 1)
  ------                                                ------------

  COMMON STOCKS -- (CONTINUED)
           AUSTRIA -- 2.80%
    23,910 VA Technologie AG.........................   $  5,128,243
                                                        ------------
           SOUTH AFRICA -- 2.10%
   278,600 Sasol Ltd. ...............................      3,842,037
                                                        ------------
           ARGENTINA -- 1.87%
   486,375 Siderca S.A., Class A.....................      1,454,567
    53,228 YPF S.A. ADR..............................      1,962,783
                                                        ------------
                                                           3,417,350
                                                        ------------
           INDONESIA -- 1.69%
   960,905 PT Tambang Timah (Foreign)................      1,413,526
 1,519,491 PT Telekomunikasi (Foreign)...............      1,679,316
                                                        ------------
                                                           3,092,842
                                                        ------------
           PORTUGAL -- 1.50%
   129,800 Banco Comercial Portugues, S.A............      2,741,898
                                                        ------------
           PHILIPPINES -- 0.66%
 4,414,400 Metro Pacific Corp........................        537,236
    75,012 Metropolitan Bank & Trust Co. ............        676,428
                                                        ------------
                                                           1,213,664
                                                        ------------
           MEXICO -- 0.65%
   136,400 Sanluis Corporacion S.A. de C.V...........      1,194,642
                                                        ------------
           TAIWAN -- 0.44%
    88,700 +Yang Ming Marine Transport GDR...........        798,300
                                                        ------------
           SINGAPORE -- 0.43%
   107,000 Singapore Airlines Ltd. (Foreign).........        790,778
                                                        ------------
           THAILAND -- 0.41%
    73,400 Banpu Public Co. Ltd. (Registered)........        754,276
                                                        ------------
           KOREA -- 0.25%
    21,000 Korea Electric Power Corp.................        466,922
                                                        ------------
           TOTAL COMMON STOCKS (Cost $145,297,753)...    172,296,635
                                                        ------------
 PREFERRED STOCK -- 0.37%
           GERMANY -- 0.37%
     2,500 SAP AG-VORZUG
           (Cost $402,442)...........................        669,921
                                                        ------------

  NO. OF                                                          VALUE
 WARRANTS                                                        (NOTE 1)
 --------                                                      ------------

 WARRANTS -- 0.01%
           FRANCE -- 0.01%
    22,022 +Compagnie Generale des Eaux, expiring 05/02/01
           (Cost $0)........................................   $     11,878
                                                               ------------
 PRINCIPAL
  AMOUNT
 ---------
 BONDS -- 0.38%
           INDIA -- 0.38%
  $650,000 Mahindra & Mahindra Ltd.
           5.00%, 07/09/01
           (Cost $703,159)..................................        705,250
                                                               ------------
 DEMAND NOTES -- 3.69%
           UNITED STATES -- 3.69%
 3,351,000 Associates Corp. of North America Master Notes...      3,351,000
 3,412,000 General Electric Co. Promissory Notes ...........      3,412,000
                                                               ------------
           TOTAL DEMAND NOTES
           (Cost $6,763,000) ...............................   $  6,763,000
                                                               ------------

TOTAL INVESTMENTS (Cost $153,166,354*)....................  98.51% $180,446,684
OTHER ASSETS & LIABILITIES (NET)..........................   1.49     2,735,235
                                                           ------  ------------
NET ASSETS................................................ 100.00% $183,181,919
                                                           ======  ============

--------
*  -- Aggregate cost for Federal tax and book purposes.
+  -- Non-income producing.
ADR-- American Depositary Receipt.
GDR-- Global Depositary Receipt.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)

   At September 30, 1997, sector diversification of the Fund's investment portfolio was as follows:

                                                            % OF
                                                            NET       MARKET
  SECTOR DIVERSIFICATION                                   ASSETS     VALUE
  ----------------------                                   ------  ------------
  Consumer Cyclical.......................................  21.13% $ 38,701,690
  Technology..............................................  14.92    27,329,537
  Capital Goods...........................................  14.77    27,062,099
  Financial...............................................  13.56    24,836,626
  Consumer Staples........................................   8.05    14,738,738
  Raw/Intermediate Materials..............................   7.01    12,850,618
  Energy..................................................   6.29    11,520,724
  Utilities...............................................   5.47    10,014,023
  Demand Notes............................................   3.69     6,763,000
  Transportation..........................................   3.62     6,629,629
                                                           ------  ------------
  Total Investments.......................................  98.51% $180,446,684
  Other Assets and Liabilities (Net)......................   1.49     2,735,235
                                                           ------  ------------
  Net Assets.............................................. 100.00% $183,181,919
                                                           ======  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
PACIFIC/ASIA FUND



                                                                        VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                           -----------

 COMMON STOCKS -- 92.81%
           JAPAN -- 26.66%
    64,000 Canon, Inc. ...........................................   $ 1,871,748
   143,650 Credit Saison Co. Ltd. ................................     3,903,662
       333 DDI Corp. .............................................     1,671,897
    90,000 Denso Corp. ...........................................     2,184,756
    26,000 Rohm Co. ..............................................     3,058,824
    34,000 Secom Co., Ltd. .......................................     2,295,775
    45,700 Sony Corp. ............................................     4,316,321
   212,000 Suzuki Motor Co. Ltd. .................................     2,037,448
    81,000 Taisho Pharmaceutical Co., Ltd. .......................     2,140,762
                                                                     -----------
                                                                      23,481,193
                                                                     -----------
           HONG KONG -- 13.49%
 2,538,000 Giordano International Ltd. ...........................     1,640,065
   101,300 HSBC Holdings plc......................................     3,390,850
   307,000 Swire Pacific Ltd., Class A............................     2,350,856
   757,000 Television Broadcasts Ltd. ............................     2,680,685
   954,000 Varitronix International Ltd. .........................     1,824,776
                                                                     -----------
                                                                      11,887,232
                                                                     -----------
           AUSTRALIA -- 13.03%
 2,624,288 AAPC Ltd. .............................................     1,084,786
   192,392 Brambles Industries Ltd. ..............................     4,011,277
   995,000 Burns, Philp & Co. Ltd. ...............................       736,005
   462,006 F.H. Faulding & Co. Ltd. ..............................     2,764,135
   121,143 Lend Lease Corp. Ltd. .................................     2,880,785
                                                                     -----------
                                                                      11,476,988
                                                                     -----------
           NEW ZEALAND -- 9.73%
 1,118,512 Carter Holt Harvey Ltd. ...............................     2,428,247
   940,000 +Restaurant Brands New Zealand Ltd. ...................     1,426,687
   546,131 Telecom Corporation of New Zealand Ltd. ...............     2,769,966
   352,500 Tranz Rail Holdings Ltd. ..............................     1,941,378
                                                                     -----------
                                                                       8,566,278
                                                                     -----------
           INDONESIA -- 7.20%
   688,500 PT Hanjaya Mandala Sampoerna (Foreign).................     1,416,882
 1,554,187 PT Tambang Timah (Foreign).............................     2,286,266
 2,386,060 PT Telekomunikasi (Foreign)............................     2,637,033
                                                                     -----------
                                                                       6,340,181
                                                                     -----------
           SINGAPORE -- 6.58%
   552,000 GP Batteries International Ltd. .......................     1,711,236
   270,000 Keppel Fels Ltd. ......................................       794,637

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
             SINGAPORE -- (CONTINUED)
     291,100 Singapore Airlines Ltd. (Foreign)....................   $ 2,151,360
     448,000 +Want Want Holdings..................................     1,137,920
                                                                     -----------
                                                                       5,795,153
                                                                     -----------
             PHILIPPINES -- 4.79%
   4,775,158 C&P Homes, Inc. .....................................       462,112
  11,250,700 Metro Pacific Corp. .................................     1,369,220
     138,958 Metropolitan Bank & Trust Co. .......................     1,253,067
     700,150 San Miguel Corp., Class B............................     1,139,540
                                                                     -----------
                                                                       4,223,939
                                                                     -----------
             KOREA -- 4.15%
     125,200 Korea Electric Power Corp. ..........................     2,783,746
      10,160 Medison Co. .........................................       873,559
                                                                     -----------
                                                                       3,657,305
                                                                     -----------
             TAIWAN -- 2.81%
     275,300 +Yang Ming Marine Transport GDR......................     2,477,700
                                                                     -----------
             MALAYSIA -- 2.11%
     315,000 New Straits Times Press Bhd. ........................       952,631
     283,000 United Engineers Bhd. ...............................       908,255
                                                                     -----------
                                                                       1,860,886
                                                                     -----------
             INDIA -- 1.16%
      11,290 +Housing Development Finance Corp. Ltd. .............     1,019,443
                                                                     -----------
             THAILAND -- 1.10%
      94,000 Banpu Public Co. Ltd. (Registered)...................       965,967
                                                                     -----------
             TOTAL COMMON STOCKS (Cost $93,870,233)...............    81,752,265
                                                                     -----------
  PRINCIPAL
   AMOUNT
 -----------
 CONVERTIBLE BONDS -- 3.37%
             INDIA -- 3.37%
 $ 2,736,000 Mahindra & Mahindra Ltd.
             5.00%, 07/09/01
             (Cost $2,958,245)....................................     2,968,560
                                                                     -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
PACIFIC/ASIA FUND -- (CONTINUED)



 PRINCIPAL                                                          VALUE
   AMOUNT                                                         (NOTE 1)
 ----------                                                      -----------

 DEMAND NOTES -- 3.34%
            UNITED STATES -- 3.34%
 $1,392,000 Associates Corp. of North America Master Notes....   $ 1,392,000
  1,546,000 General Electric Co. Promissory Notes.............     1,546,000
                                                                 -----------
            TOTAL DEMAND NOTES (Cost $2,938,000)..............     2,938,000
                                                                 -----------

TOTAL INVESTMENTS (Cost $99,766,478*)......................  99.52% $87,658,825
OTHER ASSETS & LIABILITIES (NET)...........................   0.48      424,883
                                                            ------  -----------
NET ASSETS................................................. 100.00% $88,083,708
                                                            ======  ===========

--------
*   -- Aggregate cost for Federal tax and book purposes.
+   -- Non-income producing.
GDR -- Global Depositary Receipt.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
PACIFIC/ASIA FUND -- (CONTINUED)

   At September 30, 1997, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Consumer Cyclical........................................  15.53% $13,678,737
  Financial................................................  14.53   12,797,583
  Technology...............................................  14.10   12,416,228
  Capital Goods............................................  12.71   11,193,791
  Consumer Staples.........................................  12.01   10,577,871
  Utilities................................................  11.20    9,862,642
  Transportation...........................................   9.66    8,513,493
  Raw/Intermediate Materials...............................   6.45    5,680,480
  Demand Notes.............................................   3.33    2,938,000
                                                            ------  -----------
  Total Investments........................................  99.52% $87,658,825
  Other Assets and Liabilities (Net).......................   0.48      424,883
                                                            ------  -----------
  Net Assets............................................... 100.00% $88,083,708
                                                            ======  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
PAN EUROPEAN FUND



                                                                   VALUE
  SHARES                                                          (NOTE 1)
 ---------                                                      ------------

 COMMON STOCKS -- 91.00%
           FRANCE -- 18.14%
    93,489 AXA-UAP...........................................   $  6,271,468
     7,443 Carrefour S.A. ...................................      4,637,919
    26,450 Compagnie Generale des Eaux.......................      3,111,765
    18,840 Dassault Systemes S.A. ...........................      1,206,674
    32,942 Elf Aquitaine S.A. ...............................      4,397,449
    56,050 +SGS-Thomson Microelectronics N.V. ...............      5,280,962
    37,350 Technip S.A. .....................................      4,746,654
    30,623 Total S.A., Class B...............................      3,504,638
                                                                ------------
                                                                  33,157,529
                                                                ------------
           UNITED KINGDOM & POSSESSIONS -- 15.04%
   272,200 Airtours plc......................................      4,627,698
   707,800 Capita Group plc..................................      3,253,807
 1,666,500 Cordiant plc......................................      3,225,692
   325,499 Granada Group plc.................................      4,599,283
   290,600 Serco Group plc...................................      3,913,978
   321,088 Siebe plc.........................................      6,458,429
   915,500 TC Group plc......................................      1,402,873
                                                                ------------
                                                                  27,481,760
                                                                ------------
           GERMANY -- 10.32%
    11,832 GEA AG............................................      4,218,540
    14,820 SAP AG............................................      3,807,742
    33,650 SGL Carbon AG.....................................      4,913,243
    87,980 Siemens AG........................................      5,932,551
                                                                ------------
                                                                  18,872,076
                                                                ------------
           NETHERLANDS -- 6.71%
   116,900 ING Groep N.V. ...................................      5,368,636
   103,472 Koninklijke Ahrend Groep NV ......................      3,561,367
    24,679 Wolters Kluwer N.V. ..............................      3,328,230
                                                                ------------
                                                                  12,258,233
                                                                ------------
           SWITZERLAND -- 6.65%
       167 Lindt & Spruengli AG..............................      3,284,869
     4,141 Novartis AG (Registered)..........................      6,351,052
       283 Roche Holding AG..................................      2,510,798
                                                                ------------
                                                                  12,146,719
                                                                ------------
           FINLAND -- 5.40%
    62,100 Oy Nokia AB, Class A..............................      5,907,910
   242,200 Valmet Corp. .....................................      3,962,455
                                                                ------------
                                                                   9,870,365
                                                                ------------

                                                                   VALUE
   SHARES                                                         (NOTE 1)
 -----------                                                    ------------

 COMMON STOCKS -- (CONTINUED)
             SWEDEN -- 5.10%
     283,000 ABB AB, Class A.................................   $  4,010,877
     124,900 Autoliv AB......................................      5,308,250
                                                                ------------
                                                                   9,319,127
                                                                ------------
             AUSTRIA -- 4.52%
      27,739 Austria Mikro Systeme International AG..........      1,957,128
      29,430 VA Technologie AG...............................      6,312,179
                                                                ------------
                                                                   8,269,307
                                                                ------------
             ITALY -- 3.86%
     545,200 Edison S.p.A. ..................................      2,935,838
   1,975,140 Telecom Italia S.p.A. ..........................      4,121,553
                                                                ------------
                                                                   7,057,391
                                                                ------------
             SPAIN -- 3.84%
     228,200 Banco Bilbao Vizcaya, S.A. (Registered).........      7,027,068
                                                                ------------
             IRELAND -- 3.43%
     382,522 Irish Continental Group plc.....................      4,498,887
     379,300 IWP International plc...........................      1,762,367
                                                                ------------
                                                                   6,261,254
                                                                ------------
             TURKEY -- 2.59%
 108,200,000 +Global Menkul Degerler A.S. ...................      2,485,214
 126,800,013 +Medya Holding..................................      1,092,162
  16,800,000 +Turk Sise ve Cam Fabrikalari A.S. .............      1,157,623
                                                                ------------
                                                                   4,734,999
                                                                ------------
             DENMARK -- 2.21%
      37,100 Den Danske Bank.................................      4,043,161
                                                                ------------
             PORTUGAL -- 2.11%
     182,200 Banco Comercial Portugues, S.A. ................      3,848,796
                                                                ------------
             CROATIA -- 1.08%
      38,850 Pliva d.d. GDR..................................        763,437
      61,900 Pliva d.d. GDR (Registered).....................      1,210,145
                                                                ------------
                                                                   1,973,582
                                                                ------------
             TOTAL COMMON STOCKS
             (Cost $136,159,073).............................    166,321,367
                                                                ------------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
PAN EUROPEAN FUND -- (CONTINUED)



                                                                  VALUE
   SHARES                                                        (NOTE 1)
 ----------                                                    ------------

 PREFERRED STOCK -- 0.88%
            GERMANY -- 0.88%
      6,000 SAP AG-VORZUG
            (Cost $965,860).................................   $  1,607,810
                                                               ------------
   NO. OF
  WARRANTS
 ----------
 WARRANTS -- 0.01%
            FRANCE -- 0.01%
     28,350 +Compagnie Generale des Eaux, expiring 05/02/01
            (Cost $0).......................................         15,291
                                                               ------------
 PRINCIPAL
   AMOUNT
 ----------
 CONVERTIBLE BONDS -- 2.75%
            SWITZERLAND -- 2.75%
 $3,184,780 Schweiz Lebens 2.00%, 11/10/98 (Cost $2,673,389)
            ................................................      5,020,300
                                                               ------------
 DEMAND NOTES -- 4.08%
            UNITED STATES -- 4.08%
  5,123,000 Associates Corp. of North America Master Notes..      5,123,000
  2,337,000 General Electric Co. Promissory Notes...........      2,337,000
                                                               ------------
            TOTAL DEMAND NOTES (Cost $7,460,000)............      7,460,000
                                                               ------------

TOTAL INVESTMENTS (Cost $147,258,322*)....................  98.72% $180,424,768
OTHER ASSETS & LIABILITIES (NET)..........................   1.28     2,340,323
                                                           ------  ------------
NET ASSETS................................................ 100.00% $182,765,091
                                                           ======  ============

--------
*  --Aggregate cost for Federal tax and book purposes.
+  --Non-income producing.
GDR--Global Depositary Receipt.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
PAN EUROPEAN FUND -- (CONTINUED)

   At September 30, 1997, sector diversification of the Fund's investment portfolio was as follows:

                                                            % OF
                                                            NET       MARKET
  SECTOR DIVERSIFICATION                                   ASSETS     VALUE
  ----------------------                                   ------  ------------
  Consumer Cyclical.......................................  23.16% $ 42,322,699
  Financial...............................................  18.64    34,064,643
  Capital Goods...........................................  13.80    25,220,800
  Technology..............................................  10.67    19,497,052
  Consumer Staples........................................   9.89    18,083,514
  Holding Company Diversified.............................   7.50    13,712,121
  Energy..................................................   4.32     7,902,087
  Demand Notes............................................   4.08     7,460,000
  Utilities...............................................   3.97     7,248,609
  Raw/Intermediate Materials..............................   2.69     4,913,243
                                                           ------  ------------
  Total Investments.......................................  98.72% $180,424,768
  Other Assets and Liabilities (Net)......................   1.28     2,340,323
                                                           ------  ------------
  Net Assets.............................................. 100.00% $182,765,091
                                                           ======  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
LATIN AMERICA FUND (FORMERLY EMERGING AMERICAS FUND)



                                                                      VALUE
   SHARES                                                            (NOTE 1)
 -----------                                                       ------------

 COMMON STOCKS -- 73.73%
             MEXICO -- 29.11%
     484,300 ALFA, S.A. de C.V. ................................   $  4,553,568
   2,772,500 +Biper, S.A. de C.V., Series B.....................      1,224,842
     684,774 Cemex, S.A., CPO...................................      3,589,683
     447,793 +Corporacion GEO S.A., Class B.....................      2,803,032
     869,000 +Corporacion Moctezuma,
             S.A. de C.V., Series B2............................      1,132,700
     261,600 Grupo Elektra, S.A. de C.V. CPO....................      4,194,900
     398,500 +Industrias CH, S.A., Series B.....................      2,222,443
     455,500 Industrias Penoles S.A.............................      2,200,058
     471,800 Kimberly-Clark de Mexico
             S.A. de C.V., Class A..............................      2,467,166
     709,600 Organizacion Soriana
             S.A. de C.V., Series B.............................      2,769,304
     362,200 Sanluis Corporacion
             S.A. de C.V. ......................................      3,172,282
      83,500 +Tubos de Acero de Mexico S.A. ....................      1,944,462
     112,900 +TV Azteca, S.A. de C.V. ADR.......................      2,540,250
                                                                   ------------
                                                                     34,814,690
                                                                   ------------
             BRAZIL -- 20.53%
      85,900 Cia Brasileira de Distribuicao Grupo Pao de Acucar
             GDR................................................      1,932,750
      40,667 Cia Energetica de Minas Gerais ADR.................      2,234,574
  70,078,000 Cia Siderurgica Nacional...........................      2,686,302
     110,000 +Copel ADR.........................................      1,897,500
   6,750,400 Eletrobras.........................................      3,574,249
   4,539,000 Light Servicos de
             Eletricidade S.A. .................................      1,943,391
  79,355,000 Telebras...........................................      9,164,148
       8,700 Telebras ADR.......................................      1,120,125
                                                                   ------------
                                                                     24,553,039
                                                                   ------------
             ARGENTINA -- 12.18%
     575,500 +Acindar Industria Argentina de Aceros S.A. .......      1,810,328
     366,392 Banco de Galicia y Buenos Aires S.A., Class B......      2,693,547
     300,000 Siderar S.A.I.C., Class A..........................      1,680,353
     811,198 Siderca S.A., Class A..............................      2,425,991

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
             ARGENTINA -- (CONTINUED)
     608,300 Telefonica de Argentina S.A., Class B...............   $  2,239,014
     100,900 YPF S.A. ADR........................................      3,720,688
                                                                    ------------
                                                                      14,569,921
                                                                    ------------
             VENEZUELA -- 9.09%
   2,099,020 C.A. La Electricidad de Caracas.....................      3,384,427
      77,300 CANTV ADR...........................................      3,536,475
     670,200 Siderurgica Venezolana Sivensa ADR..................      3,947,076
                                                                    ------------
                                                                      10,867,978
                                                                    ------------
             PERU -- 2.06%
      77,912 Credicorp Ltd.......................................      1,480,328
     418,452 Telefonica del Peru S.A., Class B...................        980,599
                                                                    ------------
                                                                       2,460,927
                                                                    ------------
             CHILE -- 0.76%
      24,552 Enersis S.A. ADR....................................        909,959
                                                                    ------------
             TOTAL COMMON STOCKS (Cost $63,943,038)..............     88,176,514
                                                                    ------------
 PREFERRED STOCKS -- 23.53%
             BRAZIL -- 23.53%
 220,655,290 Banco Bradesco......................................      2,326,610
   1,524,000 CELESC..............................................      2,142,560
   2,494,870 Cia Cervejaria Brahma...............................      1,913,174
   2,183,000 +Cia Riograndense de Telecomunicacoes...............      2,835,867
      66,014 Cia Vale do Rio Doce................................      1,614,492
 568,770,000 +Coelce.............................................      2,777,907
 162,900,000 Gerdau S.A. ........................................      3,717,820
   1,390,000 Itausa..............................................      1,319,701
  21,125,399 Petrobras...........................................      6,017,094
  10,077,000 Telemig B...........................................      1,485,700
     672,000 Telepar.............................................        496,914
     137,100 Usinas Sider Minas Gerais...........................      1,496,911
                                                                    ------------
             TOTAL PREFERRED STOCKS (Cost $23,202,913)...........     28,144,750
                                                                    ------------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
LATIN AMERICA FUND (FORMERLY EMERGING AMERICAS FUND) -- (CONTINUED)



  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 DEMAND NOTES -- 2.38%
             UNITED STATES -- 2.38%
 $   470,000 Associates Corp. of North America Master Notes......   $    470,000
   2,378,000 General Electric Co. Promissory Notes...............      2,378,000
                                                                    ------------
             TOTAL DEMAND NOTES (Cost $2,848,000)................      2,848,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $89,993,951*).....................  99.64% $119,169,264
OTHER ASSETS & LIABILITIES (NET)..........................   0.36       432,545
                                                           ------  ------------
NET ASSETS................................................ 100.00% $119,601,809
                                                           ======  ============

--------
*   -- Aggregate cost for Federal tax and book purposes.
+   -- Non-income producing.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.


   At September 30, 1997, sector diversification of the Fund's investment portfolio was as follows:

                                                            % OF
                                                            NET       MARKET
  SECTOR DIVERSIFICATION                                   ASSETS     VALUE
  ----------------------                                   ------  ------------
  Consumer Cyclical.......................................  24.00% $ 28,700,895
  Raw/Intermediate Materials..............................  19.31    23,099,057
  Utilities...............................................  16.68    19,945,253
  Technology..............................................  16.49    19,724,545
  Capital Goods...........................................   7.91     9,464,716
  Financial...............................................   5.44     6,500,485
  Consumer Staples........................................   3.22     3,845,924
  Energy..................................................   3.11     3,720,688
  Demand Notes............................................   2.38     2,848,000
  Holding Company Diversified ............................   1.10     1,319,701
                                                           ------  ------------
  Total Investments.......................................  99.64% $119,169,264
  Other Assets and Liabilities (Net)......................   0.36       432,545
                                                           ------  ------------
  Net Assets.............................................. 100.00% $119,601,809
                                                           ======  ============

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in seventeen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for International Fund, Pacific/Asia Fund, Pan European Fund and Latin America Fund (formerly known as Emerging Americas Fund) (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. are presented separately.

  (A) PORTFOLIO VALUATION:

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1997, the Latin America Fund had a capital loss carryforward for Federal tax purposes available to offset net capital gains of approximately $4,261,000 which will expire on March 31, 2004.

    At September 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                                                       NET
                                       TAX BASIS     TAX BASIS      UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      ------------ -------------- --------------
   International Fund................ $34,436,822   $ (7,156,492)  $ 27,280,330
   Pacific/Asia Fund.................   7,964,267    (20,071,920)   (12,107,653)
   Pan European Fund.................  34,642,637     (1,476,191)    33,166,446
   Latin America Fund................  30,230,619     (1,055,306)    29,175,313

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust") serve as the investment advisers to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1% of the average daily net assets of each Portfolio. Prior to May 15, 1997, U.S. Trust NY served as the Portfolios' investment adviser pursuant to investment advisory agreements substantially similar to those currently in effect for the Portfolios. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank, and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of each Portfolio. Prior to May 15, 1997, U.S. Trust NY, CGFSC and FAS served as the Portfolios' administrators pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. For the six months ended September 30, 1997, Administration fees charged by U.S. Trust CT were as follows:

   International Fund................................................... $59,479
   Pacific/Asia Fund....................................................  35,854
   Pan European Fund....................................................  55,677
   Latin America Fund...................................................  36,271

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Pacific/Asia Fund, Pan European Fund and Latin America Fund to maintain an annual expense ratio of not more than 1.67%. For the six months ended September 30, 1997, no fees were waived or expenses reimbursed pursuant to this voluntary limitation.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the six months ended September 30, 1997, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
   International Fund.................................  $56,075        $290
   Pacific/Asia Fund..................................   33,632           2
   Pan European Fund..................................   44,174           7
   Latin America Fund.................................   32,818          99

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1997, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                          PURCHASES     SALES
                                                         ----------- -----------
   International Fund................................... $49,902,906 $18,827,086
   Pacific/Asia Fund....................................  21,522,614  14,596,928
   Pan European Fund....................................  54,115,206  18,600,215
   Latin America Fund...................................  57,771,598  34,247,900

4. COMMON STOCK:

  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock representing interests in one of seventeen separate investment portfolios. Authorized capital currently offered for each Portfolio is as follows: 375 million shares of the International Fund, and 500 million shares each of the Pacific/Asia Fund, Pan European Fund, and Latin America Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                         INTERNATIONAL FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  4,389,705  $ 53,388,930   3,509,954  $ 39,006,438
Contribution in-kind......        --            --    1,925,638    21,239,784
Issued as reinvestment of
 dividends................        605         7,938      29,055       314,909
Redeemed.................. (1,436,601)  (17,827,772) (3,250,261)  (35,599,363)
                           ----------  ------------  ----------  ------------
Net Increase..............  2,953,709  $ 35,569,096   2,214,386  $ 24,961,768
                           ==========  ============  ==========  ============
                                          PACIFIC/ASIA FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  2,755,332  $ 25,420,729   5,035,278  $ 48,378,451
Issued as reinvestment of
 dividends................        --            --       15,992       153,860
Redeemed.................. (1,986,298)  (18,024,749) (2,944,246)  (28,052,131)
                           ----------  ------------  ----------  ------------
Net Increase..............    769,034  $  7,395,980   2,107,024  $ 20,480,180
                           ==========  ============  ==========  ============
                                          PAN EUROPEAN FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  4,427,563  $ 50,461,297   7,066,575  $ 71,704,422
Issued as reinvestment of
 dividends................         28           339       8,104        77,487
Redeemed.................. (1,075,759)  (12,377,976) (1,141,350)  (11,602,820)
                           ----------  ------------  ----------  ------------
Net Increase..............  3,351,832  $ 38,083,660   5,933,329  $ 60,179,089
                           ==========  ============  ==========  ============

                                         LATIN AMERICA FUND
                                  (FORMERLY EMERGING AMERICAS FUND)
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  3,842,985  $ 43,199,637   3,809,798  $ 32,650,511
Issued as reinvestment of
 dividends................         32           394       2,196        18,453
Redeemed.................. (1,757,559)  (20,737,946) (2,174,370)  (17,917,579)
                           ----------  ------------  ----------  ------------
Net Increase..............  2,085,458  $ 22,462,085   1,637,624  $ 14,751,385
                           ==========  ============  ==========  ============

5.  ORGANIZATION COSTS:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

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